PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2018	2019
	RMB	RMB
Value-added tax	19,542	43,595
Other receivables	8,049	10,252
Prepaid expenses	3,264	9,595
Short-term loans	14,559	—
Advances to suppliers	8,359	2,129
Rental deposits	4,474	1,787
Total	58,247	67,358